SUPPLEMENT TO THE SPARTAN MINNESOTA
MUNICIPAL INCOME FUND
FEBRUARY 19, 1999
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH OF THE
"TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE
26.

   The fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreement, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for the fund. Citibank, N.A. in turn has entered into a sub-transfer agent agreement with
    FSC   , an affiliate of FMR. Under the terms of the sub-agreement,
    FSC    performs all processing activities associated with
providing these services for the fund and receives all related transfer agency fees paid to Citibank, N.A.

   THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH OF THE
"TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE
26.

   In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in the fund.

   THE FOLLOWING INFORMATION REPLACES THE SIXTH PARAGRAPH OF THE
"TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE
26.

   The fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreement, Citibank, N.A. provides pricing and bookkeeping services for the fund. Citibank, N.A. in turn has entered into a sub-service agent agreement with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 27.

       CUSTODIAN.    Citibank, N.A., 111 Wall Street, New York, New
York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "APPENDIX" SECTION ON PAGE 39.

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